Summary of Significant Accounting Policies - Summary of The Company's Total Revenue or Accounts Receivable (Detail) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		12.00%
Customer B [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	11.00%	11.00%